Stated capital - Exercise prices of stock options outstanding (Details) shares in Thousands	12 Months Ended
	Mar. 31, 2019 ZAR (R) shares	Mar. 31, 2018 shares	Mar. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	3,500	9,100
TeliMatrix Group Executive Incentive Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	3,500	9,100	14,613
TeliMatrix Group Executive Incentive Scheme | Granted on November 7, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual shareholder return	10.00%
Exercise price | R	R 2.46
Number of share options outstanding (in shares)	0	5,600
TeliMatrix Group Executive Incentive Scheme | Granted on September 10, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual shareholder return	10.00%
Exercise price | R	R 4.11
Number of share options outstanding (in shares)	3,500	3,500